Note 2 - Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Disclosure Text Block [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2.	Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

In the opinion of management, the accompanying unaudited condensed consolidated financial statements (“condensed financial statements”) have been prepared on a basis consistent with the Company’s December 31, 2013 audited financial statements, and include all adjustments, consisting of only normal recurring adjustments, necessary to fairly state the information set forth therein. The condensed financial statements have been prepared in accordance with U.S. Securities and Exchange Commission (“SEC”) rules for interim financial information, and, therefore, omit certain information and footnote disclosures necessary to present the statements in accordance with generally accepted accounting principles in the United States (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. These condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, which was filed with the SEC on March 28, 2014. The accompanying condensed consolidated balance sheet as of December 31, 2013 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for a complete set of financial statements. The results of operations for the three and nine months ended September 30, 2014 may not be indicative of the results to be expected for the entire year or any future periods.

Derivative Liabilities for Warrants to Purchase Common Stock

Derivative liabilities for warrants represents the fair value of warrants issued in connection with private placements of shares of the Company’s common stock. The fair values of these warrants are presented as liabilities based on certain net cash settlement and exercise price reset, or down round provisions. These derivative liabilities, which are recorded on the accompanying condensed consolidated balance sheets, are calculated utilizing the Monte Carlo simulation valuation method. Changes in the fair values of these warrants are recognized as other income or expense in the related statement of operations.

Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The Company measures and records certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority, referred to as Level 1, to quoted prices in active markets for identical assets and liabilities. The next priority, referred to as Level 2, is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active; that is, markets in which there are few transactions for the asset or liability. The lowest priority, referred to as Level 3, is given to unobservable inputs. The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value at:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

September 30, 2014
Derivative liabilities - warrants	$-	$-	$3,169,679	$3,169,679

December 31, 2013
Derivative liabilities - warrants	$-	$-	$3,747,858	$3,747,858

Inventory

Inventory is carried at the lower of cost (first-in, first-out method) or net realizable value. Substantially all items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Revenue Recognition

The Company’s revenues are comprised of: (1) product revenues resulting from the sale of ClearPoint system reusable products, disposable products and ClearTrace system components; (2) license and development arrangements; (3) development service revenues; and (4) other service revenues. The Company recognizes revenue when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and, for product revenues, risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1)	Product Revenues

Sales of ClearPoint reusable products: Generally, revenues related to ClearPoint reusable product sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the installation. Reusable products include software which is integral to the utility of the system as a whole. Sales of reusable products that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of ClearPoint reusable products to a distributor that has been trained to perform system installations and to conduct ClearPoint physician training are recognized at the time risk of loss passes to the distributor.

Sales of disposable products: Revenues from the sale of disposable products are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with the customer.

Sales of ClearTrace components: Sales of ClearTrace system components to research sites for non-commercial use are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with the customer. The Company does not have regulatory clearance or approval to sell ClearTrace system components for commercial use.

(2)

License and Development Arrangements — The Company analyzes revenue recognition on an agreement by agreement basis. The Company determines whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding multiple-element arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement.

(3)

Development Service Revenues — The Company is party to an agreement to provide development services to a third party. Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits), plus an overhead markup of the direct internal labor costs incurred. Revenue is recognized in the period in which the Company incurs the related costs.

(4)

Other Service Revenues — Other service revenues are comprised primarily of installation fees charged in connection with ClearPoint system installations and ClearPoint service agreement revenues. Typically, the Company will bill upfront for service agreements, which have terms ranging from one to three years. These amounts are recognized as revenues ratably over the term of the related service agreement.

Net Loss Per Share

Basic loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. The calculation of diluted net loss per share does not include the weighted average number of common stock equivalents outstanding for the period because to do so would be anti-dilutive. Accordingly, for all periods presented, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because of the anti-dilutive result:

	As of September 30,
	2014	2013

Stock options	7,554,725	6,739,877
Warrants	13,327,115	12,203,489
Shares under convertible note agreements	-	542,325
	20,881,840	19,485,691

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” which creates a new Topic, Accounting Standards Codification (“ASC”) Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard is effective for the Company beginning in 2017 and allows for either full retrospective adoption or modified retrospective adoption. The Company is currently evaluating the impact of the adoption of ASC Topic 606 on its financial statements.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions or events raise substantial doubt about [the] entity’s ability to continue as a going concern.” The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The adoption of this guidance is not expected to have any impact on the Company’s results of operations or financial position. The Company is currently evaluating the impact of this update on future disclosures concerning its liquidity position.